Capital resources (Tables)	12 Months Ended
Dec. 31, 2017
Capital resources
Schedule of regulatory capital

	2017	2016
	NatWest	NatWest
	£m	£m
Shareholders’ equity (excluding non-controlling interests)	15,355	15,297

Regulatory adjustments and deductions

Defined benefit pension fund adjustment	(11)	(15)
Deferred tax assets	(537)	(599)
Prudential valuation adjustments	(1)	(1)
Qualifying deductions exceeding AT1 capital	(41)	(199)
Goodwill and other intangible assets	(490)	(477)
Expected losses less impairments	(511)	(534)
Instruments of financial sector entities where the institution has a significant investment	(456)	(3,019)
Significant investments in excess of secondary capital	—	(80)
Other regulatory adjustments	(7)	20

	(2,054)	(4,904)

CET1 capital	13,301	10,393

Additional Tier 1 (AT1) capital

Qualifying instruments and related share premium subject to phase out	140	175

Tier 1 capital

Instruments of financial sector entities where the institution has a significant investment	(181)	(374)
Qualifying deductions exceeding AT1 capital	41	199

	(140)	(175)

Tier 1 capital	13,301	10,393

Qualifying Tier 2 capital

Qualifying instruments and related share premium	4,412	4,735

Instruments of financial sector entities where the institution has a significant investment	(177)	(112)

	(177)	(112)

Tier 2 capital	4,235	4,623

Total regulatory capital	17,536	15,016